Accumulated Other Elements of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period	$ (30.00)
Foreign currency translation gain (loss)	(70.20)	74.60	(60.20)
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	13.80	10.10	(5.20)
Balance at end of period	(79.50)	(30.00)
Accumulated Foreign Currency Translation Gain (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period	45.90	(28.70)	31.50
Foreign currency translation gain (loss)	(94.30)	74.60	(60.20)
Actuarial gains (losses) recognized in other comprehensive income, net of tax	0	0	0
Amortization of actuarial (gains) losses, net of tax	0	0	0
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	0	0	0
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	0	0
Balance at end of period	(48.40)	45.90	(28.70)
Prior Service Credits and Net Actuarial Losses [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period	(86.60)	(56.20)	(51.50)
Foreign currency translation gain (loss)	0	0	0
Actuarial gains (losses) recognized in other comprehensive income, net of tax	39.70	(33.30)	(7.70)
Amortization of actuarial (gains) losses, net of tax	1.90	2.90	3.00
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	0	0	0
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	0	0
Balance at end of period	(45.00)	(86.60)	(56.20)
Accumulated Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period	10.70	(5.90)	(7.10)
Foreign currency translation gain (loss)	0	0	0
Actuarial gains (losses) recognized in other comprehensive income, net of tax	0	0	0
Amortization of actuarial (gains) losses, net of tax	0	0	0
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	6.50	10.10	(5.20)
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	(3.30)	6.50	6.40
Balance at end of period	13.90	10.70	(5.90)
Total [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance at beginning of period	(30.00)	(90.80)	(27.10)
Foreign currency translation gain (loss)	(94.30)	74.60	(60.20)
Actuarial gains (losses) recognized in other comprehensive income, net of tax	39.70	(33.30)	(7.70)
Amortization of actuarial (gains) losses, net of tax	1.90	2.90	3.00
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	6.50	10.10	(5.20)
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	(3.30)	6.50	6.40
Balance at end of period	(79.50)	(30.00)	(90.80)
Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation gain (loss)	(94.30)	74.60	(60.20)
Actuarial gains (losses) recognized in other comprehensive income, net of tax	39.70	(33.30)	(7.70)
Amortization of actuarial (gains) losses, net of tax	1.90	2.90	3.00
Gain (loss) on derivatives recognized in other comprehensive income, net of tax	6.50	10.10	(5.20)
(Gain) loss on derivatives reclassified from accumulated other comprehensive income, net of tax	(3.30)	6.50	6.40
Other Comprehensive Income (Loss) attributable to Cameron International Corporation	$ (49.50)	$ 60.80	$ (63.70)